UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Identifier	COMMON STOCKS - 96.76%	Shares	Value
	Administrative and Support Services - 0.19%
CTRP	Ctrip.com International Ltd. - ADR*^	6,000	$192,960
IILG	Interval Leisure Group, Inc.*	200	2,664
			195,624
	Amusement, Gambling, and Recreation Industries - 0.89%
DIS	The Walt Disney Company^	29,691	895,481

	Asset Management - 0.23%
URB/A CN	Urbana Corporation - Class A*	240,000	226,739

	Broadcasting (except Internet) - 22.06%
CBS	CBS Corporation - Class B ^	48,340	985,169
DISCA	Discovery Communications, Inc. - Class A*^	90,412	3,401,300
LBTYK	Liberty Global, Inc. - Series C*	100,707	3,485,469
LINTA	Liberty Interactive Corporation - Class A*	174,500	2,577,365
LCAPA	Liberty Media Corporation - Liberty Capital - Series A*	23,580	1,559,110
LSTZA	Liberty Media Corporation - Liberty Starz - Series A*	40,190	2,554,476
2008 HK	Phoenix Satellite Television Holdings Limited	5,006,000	925,680
SNI	Scripps Networks Interactive - Class A	65,000	2,416,050
SIRI	Sirius XM Radio, Inc.*^	46,000	69,460
VIA/B	Viacom Inc. - Class B	107,440	4,162,226
			22,136,305
	Computer and Electronic Product Manufacturing - 2.63%
AAPL	Apple, Inc.*	5,000	1,905,900
QCOM	QUALCOMM Inc.	15,000	729,450
			2,635,350
	Credit Intermediation and Related Activities - 0.05%
TREE	Tree.com, Inc.*^	10,033	50,165

	Data Processing, Hosting and Related Services - 0.10%
CSGP	CoStar Group, Inc.*^	2,000	103,940

	Data Processor - 3.83%
MA	Mastercard, Inc. - Class A	5,620	1,782,439
VRSK	Verisk Analytics, Inc. - Class A*	10,000	347,700
V	Visa, Inc. - Class A^	20,000	1,714,400
			3,844,539
	Defense - 5.24%
CACI	CACI International, Inc. - Class A*^	55,000	2,746,700
MANT	ManTech International Corporation - Class A^	80,000	2,510,400
			5,257,100
	Educational Services - 0.32%
EDU	New Oriental Education & Technology Group, Inc. - ADR*^	14,200	326,174

	European Exchanges - 1.75%
NAT BB	Compagnie Nationale a Portefeuille*+	26,685	1,752,163

	Gaming - 1.00%
200 HK	Melco International Development Limited	1,500,000	1,007,396

	Global Exchanges - 2.31%
JSE SJ	JSE Limited	51,000	405,752
8697 JP	Osaka Securities Exchange Co., Ltd.	210	971,996
SGX SP	Singapore Exchange Limited	185,000	937,801
			2,315,549
	Holding Company - 0.65%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	8
IEP	Icahn Enterprises LP	18,078	653,700
			653,708
	Management of Companies and Enterprises - 3.23%
SATS	EchoStar Corporation - Class A*	143,380	3,241,822

	Motion Picture and Sound Recording Industries - 8.38%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	154,420	2,807,356
SINA	SINA Corporation*^	41,980	3,006,188
TWX	Time Warner, Inc.^	86,666	2,597,380
			8,410,924
	Motor Vehicle and Parts Dealers - 1.01%
AN	AutoNation, Inc.*^	30,890	1,012,574

	Non-Store Retailers - 10.53%
CPRT	Copart, Inc.*	20,030	783,574
EBAY	eBay, Inc.*	81,290	2,397,242
HSNI	HSN, Inc.*	200	6,626
IACI	IAC/InterActiveCorp*^	60,740	2,402,267
OSTK	Overstock.com, Inc.*	1,000	9,270
RBA	Ritchie Bros. Auctioneers, Incorporated^	162,000	3,270,780
SOHU	Sohu.com Inc.*^	18,000	867,600
BID	Sotheby's^	30,000	827,100
			10,564,459
	Other Exchanges - 0.31%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	308,016

	Other Information Services - 10.31%
BIDU	Baidu.com, Inc. - ADR*^	57,540	6,151,601
EXPE	Expedia, Inc.^	50,320	1,295,740
GOOG	Google Inc. - Class A*	3,200	1,646,016
NTES	NetEase.com Inc. - ADR*	11,320	431,971
YHOO	Yahoo! Inc.*	60,000	789,600
YOKU	Youku.com, Inc. - ADR*^	2,160	35,338
			10,350,266
	Performing Arts, Spectator Sports, and Related Industries - 2.85%
LYV	Live Nation Entertainment, Inc.*^	112,724	902,919
MSG	The Madison Square Garden Company - Class A*	85,815	1,956,582
			2,859,501
	Professional, Scientific, and Technical Services - 4.07%
JRJC	China Finance Online Company - ADR*^	10,000	19,800
CTSH	Cognizant Technology Solutions Corporation - Class A*	39,000	2,445,300
ICGE	ICG Group Inc.*^	15,000	138,150
INFY	Infosys Technologies Limited - ADR^	27,185	1,388,338
MWW	Monster Worldwide, Inc.*	2,000	14,360
UNTD	United Online, Inc.	10,000	52,300
WYY	WidePoint Corp.*	39,062	28,906
			4,087,154
	Publishing Industries (except Internet) - 4.05%
ROVI	Rovi Corporation*^	94,600	4,065,908

	Rental and Leasing Services - 1.01%
CDCO	Comdisco Holding Company, Inc.	194,400	1,012,824

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.05%
COWN	Cowen Group, Inc. - Class A*^	193,103	523,309
ICE	IntercontinentalExchange Inc.*^	11,670	1,380,094
MKTX	MarketAxess Holdings, Inc.	6,000	156,120
			2,059,523
	Special Purpose Entity - 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	0
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	0
			0
	Telecommunications - 6.08%
CHU	China Unicom (Hong Kong) Limited - ADR^	107,645	2,195,958
DISH	DISH Network Corp. - Class A*^	114,200	2,861,852
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,300,000	812,209
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited - ADR^	45,000	229,950
SNSH	Sunshine PCS Corporation - Class A*	149	5,401
			6,105,370
	U.S. Equity Exchanges - 0.46%
NYX	NYSE Euronext	19,830	460,849

	Warehousing and Storage - 1.17%
IRM	Iron Mountain Incorporated^	37,147	1,174,588

	TOTAL COMMON STOCKS
	(cost $77,426,698)		97,114,011

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0
	TOTAL ESCROW NOTES
	(cost $0)		0

	RIGHTS - 0.87%	Shares
	Rental and Leasing Services - 0.87%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#	12,240,699	876,434
	TOTAL RIGHTS
	(cost $2,643,576)		876,434

	SHORT-TERM INVESTMENTS - 2.52%	Principal Amount
	Commerical Paper - 2.52%
	US Bank NA
026822018	0.020%, 10/03/2011	2,529,000	2,529,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% (b)	856	856
	TOTAL SHORT-TERM INVESTMENTS
	(cost $2,529,856)		2,529,856

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 43.67%
	Investment Companies - 43.67%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.20%b	43,829,496	43,829,496
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $43,829,496)		43,829,496

	TOTAL INVESTMENTS - 143.82%		$144,349,797
	(cost $126,429,626)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $41,249,234 at September 30, 2011.
#	- Contingent value right (contingent upon profitability of company).
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $1,752,163 or 1.75% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
ADR	- American Depository Receipt
GDR	- Global Depository Receipt.

(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:

Cost of investments	$127,223,170
Gross unrealized appreciation		31,500,721
Gross unrealized depreciation		(14,374,094)
Net unrealized appreciation	$17,126,627

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1		Level 2		Level 3		Total
Common Stocks	$94,343,623	^	$1,018,22	(1)	$1,752,163	(2)	$97,114,011
Escrow Notes	—		-		—	*	—	*
Rights	876,434		—		—		876,434
Short-Term Investments	2,529,856		—		—		2,529,856
Investments Purchased with the Cash
Proceeds from Securities Lending	43,829,496		—		—		43,829,496
Total Investments in Securities	$141,579,409		$1,018,225		$1,752,163		$144,349,797
^ See Portfolio of Investments for breakout of common stocks by industry classification.

*Amount is less than $0.50.

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:
Rental and Leasing Services	$1,012,824
Telecommunications	5,401
	$1,018,225

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
European Exchanges	$1,752,163
Special Purpose Entity	—	*
	$1,752,163

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Transfers out of Level 1 into Level 3	$1,752,163

Transfers were made out of Level 1 and into Level 3 due to a lack of market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description	Investments in Securities

Balance as of December 31, 2010	$502
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(502)
Net purchases (sales)	—
Transfer in and/or out of Level 3	1,752,163
Balance as of September 30, 2011	$1,752,163

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Identifier	COMMON STOCKS - 92.15%	Shares	Value
	Arts, Entertainment, and Recreation - 0.51%
585 HK	Imagi International Holdings Limited*	1,000,000	$26,068

	Asset Management - 3.74%
OCX CN	Onex Corporation	4,175	130,123
8739 JP	SPARX Group Co., Ltd.*	700	62,077
			192,200
	Beverage and Tobacco Product Manufacturing - 1.08%
ZWC PW	Grupa Zywiec S.A.	200	33,211
ZWACK HB	Zwack Unicum Nyrt.	400	22,446
			55,657
	Broadcasting (except Internet) - 1.61%
LCAPA	Liberty Media Corporation - Liberty Capital - Series A*	740	48,929
LSTZA	Liberty Media Corporation - Liberty Starz - Series A*	535	34,004
			82,933
	Chemical Manufacturing - 7.18%
LYB	LyondellBasell Industries NV - Class A	2,080	50,814
MRK GR	Merck KGaA	330	27,190
SNY	Sanofi-Aventis - ADR^	2,070	67,896
SHPGY	Shire PLC - ADR	680	63,872
4911 JP	Shiseido Company, Limited	5,600	109,415
SQM	Sociedad Quimica y Minera de Chile SA - ADR	1,045	49,962
			369,149
	Coal and Other Mineral and Ore Merchant Wholesalers - 0.99%
MIL	MFC Industrial Ltd.	7,000	50,750

	Commercial Banking - 1.01%
BHW PW	Bank Handlowy w Warszawie S.A.	500	10,492
MIL PW	Bank Millennium S.A.	8,000	11,110
MFG	Mizuho Financial Group, Inc. - ADR	10,620	30,267
			51,869
	Computer and Electronic Product Manufacturing - 4.68%
6954 JP	Fanuc Corporation	980	137,604
6861 JP	Keyence Corporation	200	55,491
6506 JP	YASKAWA Electric Corporation	6,200	47,587
			240,682
	Construction of Buildings - 0.44%
BRP	Brookfield Residential Properties Inc.*	3,365	22,377

	Credit Intermediation and Related Activities - 2.09%
SMFG	Sumitomo Mitsui Financial Group, Inc. - ADR^	5,685	31,097
8309 JP	Sumitomo Mitsui Trust Holdings, Inc.	22,700	76,226
			107,323
	Crop Production - 0.37%
CRESY	Cresud S.A.C.I.F.y A. - ADR	1,765	19,097

	European Exchanges - 1.64%
BME SM	Bolsas y Mercados Espanoles	3,130	84,245

	Food Manufacturing - 1.15%
BARN SW	Barry Callebaut AG	70	59,234

	Funds, Trusts, and Other Financial Vehicles - 0.71%
AER CN	Groupe Aeroplan, Inc.*	3,215	36,602

	Gaming - 5.33%
GENT MK	Genting Berhad	34,200	97,484
WYNN	Wynn Resorts Limited	1,535	176,648
			274,132
	General Merchandise Stores - 2.86%
SHLD	Sears Holdings Corporation*^	2,560	147,251

	Global Exchanges - 3.08%
BVMF3 BZ	BM&FBOVESPA SA	4,270	19,689
8697 JP	Osaka Securities Exchange Co., Ltd.	30	138,856
			158,545
	Holding Company - 7.77%
BOL FP	Bollore	170	37,568
IEP	Icahn Enterprises LP	1,235	44,658
JS SP	Jardine Strategic Holdings Limited	6,170	162,333
LUK	Leucadia National Corporation^	6,845	155,244
			399,803
	Insurance Carriers and Related Activities - 3.92%
GLRE	Greenlight Capital Re, Ltd. - Class A*^	6,770	140,410
MUV2 GR	Muenchener Rueckversicherungs-Gesellschaft AG	490	61,413
			201,823
	Internet Publishing and Broadcasting and Web Search Portals - 2.42%
4751 JP	CyberAgent, Inc.	20	54,065
3632 JP	Gree, Inc.	1,100	33,928
2121 JP	mixi, Inc.	10	36,549
			124,542
	Machinery Manufacturing - 0.48%
KWG GR	KHD Humboldt Wedag International AG*	3,978	24,516

	Merchant Wholesalers, Durable Goods - 7.43%
CFAO FP	CFAO	1,220	43,951
CFR VX	Compagnie Financiere Richemont SA	2,800	126,501
DIA SM	Distribuidora International de Alimentacion SA*	1,500	5,973
973 HK	L'Occitane International SA*	15,000	30,472
MC FP	LVMH Moet Hennessy Louis Vuitton SA	920	122,825
7867 JP	Tomy Company, Ltd.	6,700	52,641
			382,363
	Merchant Wholesalers, Nondurable Goods - 4.31%
EDEN FP	Edenred	2,840	68,260
5002 JP	Showa Shell Sekiyu K.K.	7,200	51,995
3402 JP	Toray Industries, Inc.	14,300	101,415
			221,670
	Mining (except Oil and Gas) - 2.89%
ELT AU	Elementos Limited*	9,081	1,318
FNV	Franco-Nevada Corporation^	3,185	114,883
ORE AU	Orocobre Ltd.*	30,000	32,225
			148,426
	Non-Metallic Mineral Product Manufacturing - 1.57%
5332 JP	Toto Ltd.	9,000	80,747

	Oil and Gas Extraction - 0.80%
CLR	Continental Resources, Inc.*	510	24,669
MAU FP	Establissements Maurel et Prom	1,000	16,492
			41,161
	Professional, Scientific, and Technical Services - 2.86%
BSLN SW	Basilea Pharmaceutica AG*	750	32,188
ICLL AV	Intercell AG*	4,000	10,991
4825 JP	Weathernews, Inc.	3,200	103,721
			146,900
	Publishing Industries (except Internet) - 0.39%
PRS SM	Promotora de Informaciones S.A.*	18,310	19,870

	Real Estate - 10.13%
BRE CN	Brookfield Real Estate Services, Inc.	5,050	59,035
CIT SP	City Developments Limited	10,715	78,566
FCE/A	Forest City Enterprises, Inc. - Class A*^	15,805	168,482
GFJ GR	Gagfah SA	10,000	61,186
823 HK	The Link REIT	41,900	132,898
UOL SP	UOL Group Limited	6,520	20,738
			520,905
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.93%
NMR	Nomura Holdings, Inc. - ADR^	13,455	47,900

	Sporting Goods, Hobby, Book, and Music Stores - 1.16%
7309 JP	Shimano Inc.	1,120	59,899

	Support Activities for Transportation - 1.86%
694 HK	Beijing Capital International Airport Company Limited - Class H	236,000	95,765

	Telecommunications - 1.96%
VOD	Vodafone Group Plc - ADR	3,920	100,548

	Transportation Equipment - 0.95%
BRE IM	Brembo S.p.A.	5,500	49,075

	Transportation Equipment Manufacturing - 0.66%
1211 HK	BYD Company Limited - Class H	20,000	33,850

	Utilities - 1.19%
EGPW IM	Enel Green Power SpA	26,550	61,074

	TOTAL COMMON STOCKS
	(cost $5,498,155 )		4,738,951

	WARRANTS - 0.01%
	Oil and Gas and Consumable Fuels - 0.01%
B4PM666	Maurel Et Prom Cw14	1,000	398
	Expiration Date: 6/30/2014
	Strike Price: $14.20*
	TOTAL WARRANTS		398
	(cost $0 )

	SHORT-TERM INVESTMENTS - 7.83%	Principal Amount
	Commercial Paper - 5.00%
	US Bank NA
026822018	0.020%, 10/03/2011	257,000	257,000

	Money Market Funds - 2.83%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	145,673	145,673
	TOTAL SHORT-TERM INVESTMENTS
	(cost $402,673 )		402,673

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 12.39%
	Investment Companies - 12.39%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.20%b	637,326	637,326
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $637,326 )		637,326

	TOTAL INVESTMENTS - 112.38%
	(cost $6,538,154)(a)		$5,779,348

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $529,405 at September 30, 2011.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
ADR	- American Depository Receipt

(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:

Cost of investments
Gross unrealized appreciation
Gross unrealized depreciation
Net unrealized depreciation

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1		Level 2	Level 3	Total
Common Stocks	$4,738,951	^	$—	$—	$4,738,951
Warrants	398		—	—	398
Short-Term Investments	402,673		—	—	402,673
Investments Purchased with the Cash
Proceeds from Securities Lending	637,326		—	—	637,326
Total Investments in Securities	$5,779,348		$—	$—	$5,779,348

^ See Portfolio of Investments for breakout of common stocks by industry classification.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America ("GAAP") and International Reporting Standards ("IFRS")." ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:
1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity's valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund's financial statement disclosures.
For the period ended September 30, 2011, there was no transaction activity to report.

Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Identifier	COMMON STOCKS - 99.10%	Shares	Value
	Asset Management - 6.30%
BAM	Brookfield Asset Management Inc. - Class A	1,853,790	$51,071,915
OCX CN	Onex Corporation	113,500	3,537,466
URB/A CN	Urbana Corporation - Class A*	398,178	376,177
806 HK	Value Partners Group Limited	3,713,000	1,454,227
			56,439,785
	Broadcasting (except Internet) - 10.12%
CBS	CBS Corporation - Class B	573,720	11,692,414
DISCA	Discovery Communications, Inc. - Class A*^	371,963	13,993,248
LINTA	Liberty Interactive Corporation - Class A*	1,132,192	16,722,476
LCAPA	Liberty Media Corporation - Liberty Capital - Series A*	254,210	16,808,365
LSTZA	Liberty Media Corporation - Liberty Starz - Series A*	336,559	21,391,690
SNI	Scripps Networks Interactive - Class A	75,973	2,823,916
VIA/B	Viacom Inc. - Class B	188,499	7,302,451
			90,734,560
	Chemical Manufacturing - 2.96%
SIAL	Sigma-Aldrich Corp.^	429,815	26,558,269

	Credit Intermediation and Related Activities - 0.00%
UCBHQ	UCBH Holdings, Inc.*^	112,751	564

	Gaming - 12.63%
LVS	Las Vegas Sands Corp.*	1,465,011	56,168,522
200 HK	Melco International Development Limited	400,000	268,639
MGM	MGM Resorts International*^	759,661	7,057,251
WYNN	Wynn Resorts Limited	432,295	49,748,508
			113,242,920
	General Merchandise Stores - 4.23%
JCP	J.C. Penney Company, Inc.^	301,490	8,073,902
SCC CN	Sears Canada Inc.	306,219	4,132,014
SHLD	Sears Holdings Corporation*^	446,252	25,668,415
			37,874,331
	Global Exchanges - 2.38%
JSE SJ	JSE Limited	448,000	3,564,248
8697 JP	Osaka Securities Exchange Co., Ltd.	3,848	17,810,657
			21,374,905
	Holding Company - 7.80%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	95
IEP	Icahn Enterprises LP	467,319	16,898,255
JS SP	Jardine Strategic Holdings Limited	60,000	1,578,600
LUK	Leucadia National Corporation^	2,270,231	51,488,839
			69,965,789
	Insurance Carriers and Related Activities - 1.94%
MKL	Markel Corporation*	32,732	11,689,579
PWF CN	Power Financial Corporation	234,000	5,729,974
			17,419,553
	Manufactured Brands - 1.10%
JAH	Jarden Corporation	348,543	9,849,825

	Merchant Wholesalers, Nondurable Goods - 0.17%
NOBL SP	Noble Group Limited	1,500,000	1,525,346

	Mining (except Oil and Gas) - 3.71%
FNV	Franco-Nevada Corporation	922,362	33,269,597

	Motion Picture and Sound Recording Industries - 3.87%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,908,460	34,695,803

	Motor Vehicle and Parts Dealers - 6.90%
AN	AutoNation, Inc.*^	1,150,630	37,717,651
AZO	AutoZone, Inc.*^	55,477	17,707,704
PAG	Penske Automotive Group, Inc.	400,000	6,400,000
			61,825,355
	Oil and Gas - 0.85%
TPL	Texas Pacific Land Trust	210,598	7,653,131

	Oil and Gas Extraction - 8.15%
CNQ	Canadian Natural Resources Ltd.^	500,000	14,635,000
COS CN	Canadian Oil Sands Ltd.	600,000	11,574,000
CLR	Continental Resources, Inc.*^	369,180	17,857,237
SU	Suncor Energy, Inc.	400,000	10,176,000
TOU CN	Tourmaline Oil Corp.*	641,030	18,853,464
			73,095,701
	Performing Arts, Spectator Sports, and Related Industries - 2.16%
LYV	Live Nation Entertainment, Inc.*^	2,421,270	19,394,373

	Port and Harbor Operations - 0.01%
3382 HK	Tianjin Port Development Holdings Ltd.	900,000	100,547

	Real Estate - 13.44%
ALX	Alexander's, Inc. - REIT^	5,091	1,837,953
1 HK	Cheung Kong (Holdings) Limited	1,063,240	11,687,257
ELS	Equity Lifestyle Properties, Inc. - REIT^	428,870	26,890,149
FCE/A	Forest City Enterprises, Inc. - Class A*^	1,802,642	19,216,163
10 HK	Hang Lung Group Limited	1,450,000	7,419,999
12 HK	Henderson Land Development Company Limited	2,680,000	12,199,964
HHC	The Howard Hughes Corporation*	768,230	32,342,483
VNO	Vornado Realty Trust - REIT^	105,869	7,899,945
4 HK	The Wharf Holdings Limited	200,000	999,050
			120,492,963
	Satellite Telecommunications - 3.26%
DISH	DISH Network Corp. - Class A*	706,670	17,709,150
SATS	EchoStar Corporation - Class A*	508,232	11,491,125
			29,200,275
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.32%
CBOE	CBOE Holdings Inc.	1,611,526	39,434,041
ICE	IntercontinentalExchange Inc.*^	69,600	8,230,896
			47,664,937
	Support Activities for Transportation - 1.62%
694 HK	Beijing Capital International Airport Company Limited - Class H	27,459,000	11,142,415
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,587,720	1,561,790
107 HK	Sichuan Expressway Co. Limited - Class H	4,475,000	1,833,121
			14,537,326
	Utilities - 0.18%
BIP	Brookfield Infrastructure Partners LP^	65,930	1,604,736

	TOTAL COMMON STOCKS
	(cost $994,841,944)		888,520,591

		Principal
	ESCROW NOTES - 0.00%	Amount
	Special Purpose Entity - 0.00%
13199ACT6	Calpine Corporation (converted from Capline Corp., 8.750%, 07/15/2008) *+	$200,000	0
13199ACU3	Calpine Corporation (converted from Capline Corp., 7.875%, 04/01/2008) *+	200,000	0
13199ACV1	Calpine Corporation (converted from Capline Corp., 7.625%, 04/15/2050) *+	100,000	0
	TOTAL ESCROW NOTES
	(cost $0)		0

	CONVERTIBLE BONDS - 0.42%
	Real Estate - 0.42%
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014	4,000,000	3,752,500
	TOTAL CONVERTIBLE BONDS
	(cost $3,285,767 )		3,752,500

	CORPORATE BONDS - 0.00%
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007	9,503,880	10
	at $7,902,157 (Default Effective 4/29/2005)*+
	TOTAL CORPORATE BONDS
	(cost $7,341,784 )		10

	SHORT-TERM INVESTMENTS - 0.44%	Principal Amount
	Commercial Paper - 0.44%
	US Bank NA
026822018	0.02%, 10/03/2011	3,887,000	3,887,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	510	510

	TOTAL SHORT-TERM INVESTMENTS
	(cost $3,887,510)		3,887,510

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 24.84%
	Investment Companies - 24.84%
	Mount Vernon Securities Lending Prime Portfolio, 0.20%b	222,715,270	222,715,270
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $222,715,270 )		222,715,270

	TOTAL INVESTMENTS - 124.80%		$1,118,875,881
	(cost $1,232,072,275)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $208,230,753 at September 30, 2011.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $10 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:

	Cost of investments	$1,293,954,386
	Gross unrealized appreciation		80,685,974
	Gross unrealized depreciation		(255,764,479)
	Net unrealized depreciation	$(175,078,505)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at September 30, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1		Level 2	Level 3		Total
Common Stocks	$888,520,591	^	$—	$—		$888,520,591
Escrow Notes	—		—	—	*	—	*
Convertible Bonds	—		3,752,500	—		3,752,500
Corporate Bonds	—		—	10		10
Short-Term Investments	3,887,510		—	—		3,887,510
Investments Purchased with the Cash
Proceeds from Securities Lending	222,715,270		—	—		222,715,270
Total Investments in Securities	$1,115,123,371		$3,752,500	$10		$1,118,875,881

*Amount is less than $0.50.
^ See Portfolio of Investments for breakout of common stocks by industry classification.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America ("GAAP") and International Reporting Standards ("IFRS")." ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:
1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity's valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund's financial statement disclosures.

Transfers into Level 2	$—
Transfers out of Level 2	(10)
Net transfers in and/or out of Level 2	$(10)

Transfers were made out of Level 2 and into Level 3 due to security becoming fair valued in accordance with procedures adopted by the Trust's Board of Trustees.

Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description	Investments in Securities

Balance as of December 31, 2010	$— *
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	10
Balance as of September 30, 2011	$10

*Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Identifier	COMMON STOCKS - 95.08%	Shares	Value
	Ambulatory Health Care Services - 0.01%
AVXT	AVAX Technologies, Inc.*	50,000	$1,500

	Chemical Manufacturing - 2.04%
AGEN	Agenus, Inc.*^	892	419
ALKS	Alkermes PLC*	32,000	488,320
APHB	Ampliphi Biosciences Corp.*	1,000	180
MMRF	MMRGlobal Inc.*^	43,000	1,247
			490,166
	Computer and Electronic Product Manufacturing - 0.01%
TGX	Theragenics Corporation*	2,000	2,640

	Pharmaceutical and Biotechnology - 86.71%
ABT	Abbott Laboratories	29,000	1,483,060
ATLN VX	Actelion Ltd.	14,000	468,005
AEZS	AEterna Zentaris Inc.*^	102,500	155,800
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	65,250
ATB CN	Atrium Innovations Inc.*^	4,884	61,289
BIIB	Biogen Idec, Inc.*^	23,250	2,165,738
BPAX	BioSante Pharmaceuticals, Inc.*^	13,476	30,725
BMY	Bristol-Myers Squibb Company^	48,000	1,506,240
CLDX	Celldex Therapeutics Inc.*^	26,294	60,082
1093 HK	China Pharmaceutical Group Limited	1,640,000	400,134
CBST	Cubist Pharmaceuticals, Inc.*^	38,000	1,342,160
DNDN	Dendreon Corporation*^	29,000	261,000
LLY	Eli Lilly & Company	37,000	1,367,890
EPCT	EpiCept Corporation*	680	235
GSK	GlaxoSmithKline plc - ADR	32,673	1,349,068
HGSI	Human Genome Sciences, Inc.*^	21,000	266,490
IMGN	ImmunoGen, Inc.*^	14,000	153,440
ISIS	Isis Pharmaceuticals, Inc.*^	29,000	196,620
ISA CN	Isotechnika Pharma Inc.*	40,000	4,581
JNJ	Johnson & Johnson^	25,000	1,592,750
LIFE	Life Technologies Corporation*	36,000	1,383,480
MAXY	Maxygen, Inc.	41,000	224,270
MRK	Merck & Co., Inc.	11,000	359,810
MYRX	Myrexis Inc.*	74,000	202,760
COX FP	NicOx SA*	41,535	59,486
NVS	Novartis AG - ADR	30,000	1,673,100
ONTY	Oncothyreon, Inc.*^	28,333	169,431
PTIE	Pain Therapeutics, Inc.^	38,000	180,880
PFE	Pfizer, Inc.	56,000	990,080
PGNX	Progenics Pharmaceuticals, Inc.*^	65,200	374,248
SNY	Sanofi-Aventis - ADR^	36,000	1,180,800
SCR	Simcere Pharmaceutical Group - ADR*^	58,000	575,940
TELK	Telik, Inc.*^	116,000	35,380
VICL	Vical Incorporated*^	82,500	204,600
VPHM	ViroPharma Incorporated*	15,000	271,050
			20,815,872
	Pharmaceutical and Medicine Manufacturing - 2.65%
4508 JP	Mitsubishi Tanabe Pharma Corporation	34,000	635,213

	Professional, Scientific, and Technical Services - 3.66%
AFFX	Affymetrix, Inc.*	134,000	656,600
AMRI	Albany Molecular Research, Inc.*^	56,000	157,920
CDXS	Codexis, Inc.*	5,611	25,642
PACB	Pacific Biosciences of California Inc.*^	12,000	38,520
			878,682
	TOTAL COMMON STOCKS
	(cost $24,998,169 )		22,824,073

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
053ESC992	Avigen Inc. Escrow*+	$51,000	0
	TOTAL ESCROW NOTES
	(cost $0 )		0

	RIGHTS - 0.08%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.01%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right*	44,000	1,144
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	660
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right	44,000	1,100
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	660
			3,564
	Pharmaceutical and Biotechnology - 0.07%
GCVRZ	Sanofi Contingent Value Right*	15,538	16,470

	TOTAL RIGHTS		20,034
	(cost $0 )

	SHORT-TERM INVESTMENTS - 4.86%	Principal Amount
	Commerical Paper - 4.79%
026822018	US Bank NA
	0.02%, 10/03/2011	1,150,000	1,150,000

	Money Market Funds - 0.07%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% (b)	17,416	17,416
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,167,416)		1,167,416

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 44.21%
	Investment Companies - 44.21%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.20%b	10,611,679	10,611,679
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		10,611,679
	(cost $10,611,679)

	TOTAL INVESTMENTS - 144.23%		$34,623,202
	(cost $36,777,264)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $9,947,504 at September 30, 2011.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
ADR	- American Depository Receipt

(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:
	Cost of investments	$36,932,798
	Gross unrealized appreciation		3,792,708
	Gross unrealized depreciation		(6,102,304)
	Net unrealized depreciation	$(2,309,596)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1		Level 2	Level 3		Total
Common Stocks	$22,824,073	^	$—	$—		$22,824,073
Escrow Notes	—		—	—	*	—	*
Rights	20,034			—		20,034
Short-Term Investments	1,167,416		—	—		1,167,416
Investments Purchased with the Cash
Proceeds from Securities Lending	10,611,679		—	—		10,611,679
Total Investments in Securities	$34,623,202		$—	$—	*	$34,623,202

*Amount is less than $0.50.
^ See Portfolio of Investments for breakout of common stocks by industry classification.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

For the period ended September 30, 2011, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2010	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of September 30, 2011	$—	*

*Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Identifier	COMMON STOCKS - 99.22%	Shares	Value
	Asset Management - 13.75%
BNBMF	BAM Investments Ltd.*	125,540	$1,701,781
CNS	Cohen & Steers, Inc.^	83,623	2,404,161
OCX CN	Onex Corporation	24,860	774,814
SII CN	Sprott, Inc.	1,680	10,421
URB/A CN	Urbana Corporation - Class A*	481,071	454,490
806 HK	Value Partners Group Limited	2,330,000	912,564
WETF	WisdomTree Investments, Inc.*	771,080	5,412,982
			11,671,213
	Beverage and Tobacco Product Manufacturing - 0.10%
WEN	The Wendy's Company^	18,620	85,466

	Commercial Banking - 1.86%
BLBD LI	BLOM Bank s.a.l. - GDR	199,240	1,575,988

	Construction of Buildings - 1.05%
BRP	Brookfield Residential Properties Inc.*^	134,241	892,703

	Credit Intermediation and Related Activities - 0.15%
FBOD	First Bank of Delaware	80,025	128,040

	Gaming - 1.58%
200 HK	Melco International Development Limited	1,999,000	1,342,524

	Global Exchanges - 6.64%
JSE SJ	JSE Limited	352,000	2,800,480
8697 JP	Osaka Securities Exchange Co., Ltd.	613	2,837,301
			5,637,781
	Holding Company - 9.91%
IEP	Icahn Enterprises LP	232,498	8,407,128

	Insurance Carriers and Related Activities - 2.52%
GLRE	Greenlight Capital Re, Ltd. - Class A*^	103,305	2,142,546

	Manufactured Brands - 4.54%
JAH	Jarden Corporation^	136,310	3,852,121

	Mining (except Oil and Gas) - 7.45%
FNV	Franco-Nevada Corporation	144,480	5,211,394
IMN CN	Inmet Mining Corporation	26,190	1,109,682
			6,321,076
	Motion Picture and Sound Recording Industries - 2.45%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	114,144	2,075,138

	Motor Vehicle and Parts Dealers - 2.52%
PAG	Penske Automotive Group, Inc.^	133,520	2,136,320

	Non-Store Retailers - 3.06%
RBA	Ritchie Bros. Auctioneers, Incorporated^	15,077	304,405
BID	Sotheby's^	83,000	2,288,310
			2,592,715
	Oil and Gas - 7.74%
TPL	Texas Pacific Land Trust^	180,700	6,566,638

	Oil and Gas Extraction - 2.21%
SEMUF	Siem Industries Inc.*	29,342	1,877,888

	Other Exchanges - 0.77%
NZX NZ	NZX Ltd.	367,180	657,813

	Performing Arts, Spectator Sports, and Related Industries - 2.19%
LYV	Live Nation Entertainment, Inc.*^	140,567	1,125,942
MSG	The Madison Square Garden Company - Class A*	32,250	735,300
			1,861,242
	Pharmaceutical and Biotechnology - 0.32%
1093 HK	China Pharmaceutical Group Limited	1,105,000	269,602

	Pipeline Transportation - 0.00%
SUG	Southern Union Company	1	20

	Publishing Industries (except Internet) - 0.10%
VALU	Value Line, Inc.^	7,615	87,496

	Rail Transportation - 0.02%
525 HK	Guangshen Railway Company Limited - Class H	58,000	17,577

	Real Estate - 11.97%
ALX	Alexander's, Inc. - REIT^	6,110	2,205,832
BLMC	Biloxi Marsh Lands Corporation	100	1,018
ELS	Equity Lifestyle Properties, Inc. - REIT^	20,450	1,282,215
HHC	The Howard Hughes Corporation*^	136,253	5,736,251
KEWL	Keweenaw Land Association Ltd.*	380	34,196
FUR	Winthrop Realty Trust - REIT	103,573	900,049
			10,159,561
	Rental and Leasing Services - 0.05%
CDCO	Comdisco Holding Company, Inc.	7,560	39,388

	Satellite Telecommunications - 0.25%
SATS	EchoStar Corporation - Class A*	9,250	209,142

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.02%
CBOE	CBOE Holdings Inc.^	122,190	2,989,989
JEF	Jefferies Group, Inc.^	33,850	420,078
RHJI BB	RHJ International*	800	4,148
			3,414,215
	Support Activities for Transportation - 7.08%
694 HK	Beijing Capital International Airport Company Limited - Class H	5,199,000	2,109,670
357 HK	Hainan Meilan International Airport Company Limited - Class H	3,095,000	1,867,953
548 HK	Shenzhen Expressway Company Limited - Class H	539,000	194,492
107 HK	Sichuan Expressway Co. Limited - Class H	4,475,000	1,833,122
			6,005,237
	Telecommunications - 0.06%
CIBY	CIBL, Inc.	18	11,250
LICT	Lynch Interactive Corporation*	16	34,160
SNSH	Sunshine PCS Corporation - Class A*	208	7,540
			52,950
	Utilities - 0.70%
PICO	PICO Holdings, Inc.*	28,851	591,734

	Waste Management and Remediation Services - 4.16%
CVA	Covanta Holding Corporation	213,415	3,241,774
SWSH	Swisher Hygiene, Inc.*^	70,530	285,646
			3,527,420
	TOTAL COMMON STOCKS
	(cost $86,886,780 )		84,198,682

		Principal
	CORPORATE BONDS - 0.00%	Amount	Value
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-5/17/2007
	at $741,082 (Default Effective 4/29/2005)*+	$2,783,965	3
	TOTAL CORPORATE BONDS
	(cost $1,232,810 )		3

	RIGHTS - 0.47%	Shares
	Rental and Leasing Services - 0.47%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#*	5,634,807	403,452
	TOTAL RIGHTS
	(cost $1,296,169 )		403,452

	SHORT-TERM INVESTMENTS - 0.21%	Principal Amount
	Commerical Paper - 0.21%
	US Bank NA
039711303	0.050%, 10/03/2011	179,000	179,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% b	243	243
	TOTAL SHORT-TERM INVESTMENTS
	(cost $179,243 )		179,243

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 24.14%
	Investment Companies - 24.14%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.20% (b)	20,484,187	20,484,187
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $20,484,187)		20,484,187

	TOTAL INVESTMENTS - 124.04%		$105,265,567
	(cost $110,079,189)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $18,784,296 at September 30, 2011.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $3 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
#	- Contingent value right (contingent upon profitability of company).

GDR	- Global Depository Receipt.
REIT	- Real Estate Investment Trust.

	(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:

	Cost of investments	$118,120,735
	Gross unrealized appreciation		15,117,560
	Gross unrealized depreciation		(27,972,728)
	Net unrealized depreciation	$(12,855,168)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at September 30, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1		Level 2		Level 3	Total
Common Stocks	$82,276,523	^	$1,922,159	(1)	$—	$84,198,682
Corporate Bonds	—		—		3	3
Rights	403,452		—		—	403,452
Short-Term Investments	179,243		—		—	179,243
Investments Purchased with the Cash
Proceeds from Securities Lending	20,484,187		—		—	20,484,187
Total Investments in Securities	$103,343,405		$1,922,159		$3	$105,265,567

^ See Portfolio of Investments for breakout of common stocks by industry classification.

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$1,701,781
Credit Intermediation and Related Services	128,040
Rental and Leasing Services	39,388
Telecommunications.	52,950
	$1,922,159

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Transfers into Level 2 out of Level 1	$162,200
Transfers out of Level 2 into Level 1	(1,018)
Net transfers in and/or out of Level 2	$161,182

Transfers were made out of Level 1 and into Level 2 due to a lack of market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2010	$125
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(122)
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of September 30, 2011	$3

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Identifier	COMMON STOCKS - 98.02%	Shares	Value
	Asset Management - 29.00%
BNBMF	BAM Investments Ltd.*	31,090	$421,446
BX	The Blackstone Group LP^	68,399	819,420
BAM	Brookfield Asset Management Inc. - Class A^	71,540	1,970,927
CNS	Cohen & Steers, Inc.^	45,822	1,317,383
DC/A CN	Dundee Corporation - Class A*	1,200	25,995
EV	Eaton Vance Corp.^	17,500	389,725
JZCP LN	JZ Capital Partners Ltd.	44,440	234,234
OCX CN	Onex Corporation	26,590	828,733
RCP LN	RIT Capital Partners plc	14,570	276,055
SII CN	Sprott, Inc.	43,155	267,685
TROW	T. Rowe Price Group, Inc.^	3,490	166,718
URB/A CN	Urbana Corporation - Class A*	356,004	336,334
806 HK	Value Partners Group Limited	1,712,000	670,519
WETF	WisdomTree Investments, Inc.*^	669,007	4,696,429
			12,421,603
	Credit Intermediation and Related Activities - 0.29%
CATY	Cathay General Bancorp^	3,237	36,837
EWBC	East West Bancorp, Inc.	3,204	47,772
NARA	Nara Bancorp, Inc.*	6,164	37,415
UCBHQ	UCBH Holdings, Inc.*	6,803	34
			122,058
	Data Processor - 6.35%
FISV	Fiserv, Inc.*	3,606	183,077
MA	Mastercard, Inc. - Class A^	4,555	1,444,664
VRSK	Verisk Analytics, Inc. - Class A*^	5,117	177,918
V	Visa, Inc. - Class A^	10,650	912,918
			2,718,577
	European Exchanges - 1.25%
DB1 GR	Deutsche Boerse AG	10,508	533,488

	Gaming - 3.38%
LVS	Las Vegas Sands Corp.*	37,790	1,448,869

	Global Exchanges - 11.91%
388 HK	Hong Kong Exchanges & Clearing Limited	123,300	1,816,076
JSE SJ	JSE Limited	124,500	990,511
8697 JP	Osaka Securities Exchange Co., Ltd.	150	694,282
SGX SP	Singapore Exchange Limited	315,727	1,600,482
			5,101,351
	Holding Company - 3.60%
BRK/A	Berkshire Hathaway Inc. - Class A*	7	747,600
IEP	Icahn Enterprises LP^	22,000	795,520
			1,543,120
	Insurance Carriers and Related Activities - 3.47%
2628 HK	China Life Insurance Co., Limited - Class H	79,000	190,718
FFH CN	Fairfax Financial Holdings Limited	60	23,005
GLRE	Greenlight Capital Re, Ltd. - Class A*^	1,200	24,888
MKL	Markel Corporation*	523	186,779
2318 HK	Ping An Insurance Group Company of China Limited - Class H	49,000	278,116
PWF CN	Power Financial Corporation	32,000	783,586
			1,487,092
	Mining (except Oil and Gas) - 8.68%
FNV	Franco-Nevada Corporation^	103,105	3,718,997

	Non-Store Retailers - 2.72%
BID	Sotheby's^	42,278	1,165,604

	Other Exchanges - 1.24%
FTIS LI	Financial Technologies (India) Ltd. - GDR	102,980	220,274
IMAREX NO	IMAREX ASA	1,850	5,736
NZX NZ	NZX Ltd.	170,954	306,269
			532,279
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 23.87%
CBOE	CBOE Holdings Inc.^	164,971	4,036,840
CME	CME Group, Inc.^	7,628	1,879,539
ICE	IntercontinentalExchange Inc.*^	26,747	3,163,100
IVZ	Invesco Limited	16,415	254,597
JEF	Jefferies Group, Inc.	54,730	679,199
LSE LN	London Stock Exchange Group plc	16,538	210,184
			10,223,459
	Support Activities for Transportation - 0.11%
107 HK	Sichuan Expressway Co. Limited - Class H	114,000	46,699

	Telecommunications - 0.03%
IRDM	Iridium Communications, Inc.*^	1,672	10,366

	U.S. Equity Exchanges - 1.96%
NDAQ	The NASDAQ OMX Group, Inc.*^	7,500	173,550
NYX	NYSE Euronext^	28,720	667,453
			841,003
	Utilities - 0.16%
BIP	Brookfield Infrastructure Partners LP^	2,816	68,541

	TOTAL COMMON STOCKS
	(cost $40,767,698 )		41,983,106

	SHORT-TERM INVESTMENTS - 2.07%	Principal Amount
	Commerical Paper - 2.07%
	US Bank NA
026822018	0.020%, 10/03/2011	885,000	885,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% b	727	727
	TOTAL SHORT-TERM INVESTMENTS
	(cost $885,727)		885,727

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 35.52%
	Investment Companies - 35.52%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.20%b	15,214,616	15,214,616
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $15,214,616 )		15,214,616

	TOTAL INVESTMENTS - 135.61%		$58,083,449
	(cost $56,868,041)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $13,839,895 at September 30, 2011.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
GDR	- Global Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:

	Cost of investments	$59,619,745
	Gross unrealized appreciation		8,588,591
	Gross unrealized depreciation		(10,124,887)
	Net unrealized depreciation	$(1,536,296)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at September 30, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1		Level 2		Level 3	Total
Common Stocks	$41,587,655	^	$421,446	(1)	$—	$42,009,101
Short-Term Investments	885,727		—		—	885,727
Investments Purchased with the Cash
Proceeds from Securities Lending	15,214,616		—		—	15,214,616
Total Investments in Securities	$57,687,998		$421,446		$—	$58,109,444

^ See Portfolio of Investments for breakout of common stocks by industry classification.

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:
Asset Management	$421,446

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.
For the period ended September 30, 2011, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

Identifier	COMMON STOCKS - 14.64%	Shares	Value
	Administrative and Support Services - 0.17%
TRIT	Tri-Tech Holding Inc.*^	6,000	$24,420

	Machinery Manufacturing - 4.53%
AMN	Ameron International Corporation	5,246	445,596
ARF CN	Armtec Infrastructure, Inc.	12,650	11,347
ERII	Energy Recovery Inc.*^	51,108	153,835
ESE	ESCO Technologies, Inc.	1,500	38,250
			649,028
	Professional, Scientific, and Technical Services - 2.87%
TTEK	Tetra Tech, Inc.*^	19,194	359,696
URS	URS Corporation*	1,700	50,422
			410,118
	Utilities - 7.07%
BRC-U CN	Brookfield Renewable Power Fund	11,250	277,949
CDZI	Cadiz Inc.*^	40,000	316,399
CWCO	Consolidated Water Co., Ltd.^	27,875	219,655
PNH MK	Puncak Niaga Holdings Berhad - EIS*	18,972	3,506
UU/ LN	United Utilities Group PLC	20,000	194,614
			1,012,123
	TOTAL COMMON STOCKS
	(cost $2,583,299)		2,095,689

		Principal
	CONVERTIBLE BONDS - 20.82%	Amount
	Holding Company - 8.89%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	$1,370,000	1,272,456
	Oil and Gas Extraction - 11.93%
165167CB1	Chesapeake Energy Corp.
	2.250%, 12/15/2038#	2,000,000	1,707,500
	TOTAL CONVERTIBLE BONDS
	(cost $2,909,964 )		2,979,956

	CORPORATE BONDS - 31.85%
	Fabricated Metal Product Manufacturing - 12.34%
624758AB4	Mueller Water Products, Inc.
	7.375%, 06/01/2017	2,250,000	1,766,250
	Utilities - 19.51%
7595554	Veolia Environnement SA
	4.875%, 05/28/2013	2,000,000	2,793,234
	TOTAL CORPORATE BONDS
	(cost $5,004,373)		4,559,484

	WARRANTS - 0.03%	Shares
	Utilities - 0.03%
CHC/WS	China Hydroelectric Corporation	40,000	4,800
	Expiration Date: 1/25/2014
	TOTAL WARRANTS
	(cost $48,000 )		4,800

	SHORT-TERM INVESTMENTS - 2.60%	Principal Amounts
	Commerical Paper - 2.59%
	US Bank NA
026822018	0.020%, 10/03/2011#	371,000	371,000

	Money Market Funds - 0.01%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%,#	873	873

	TOTAL SHORT-TERM INVESTMENTS		371,873
	(cost $371,873 )

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 7.20%
	Investment Companies - 7.20%
	Mount Vernon Securities Lending Trust-
	Prime Portfolio, 0.20%b	1,030,879	1,030,879
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $1,030,879 )		1,030,879

	TOTAL INVESTMENTS - 77.14%
	(cost $11,948,388)(a)		$11,042,681

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $889,891 at September 30, 2011
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
EIS	- Enhanced Income Security. This exchange-traded security is composed of both an issuer's common shares and its subordinated notes.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written - September 30, 2011 (Unaudited)
		Contracts
Identifier	PUT OPTIONS WRITTEN	(100 Shares per Contract)	Value
	Computer and Electronic Product Manufacturing
DHR 120121P00035000	Danaher Corporation
	Expiration: January 2012, Exercise Price: $35.00	40	$6,800
DHR 120121P00045000	Danaher Corporation
	Expiration: January 2012, Exercise Price: $45.00	145	69,600
ESE 120317P00030000	ESCO Technologies, Inc.
	Expiration: March 2012, Exercise Price: $30.00	185	114,700
			191,100
	Funds, Trusts, and Other Financial Vehicles
PHO 111217P00018000	PowerShares Water Resources ETF
	Expiration: December 2011, Exercise Price: $18.00	175	53,813
PHO 111217P00019000	PowerShares Water Resources ETF
	Expiration: December 2011, Exercise Price: $19.00	375	142,500
PHO 120317P00015000	PowerShares Water Resources ETF
	Expiration: March 2012, Exercise Price: $15.00	100	13,750
PHO 120317P00016000	PowerShares Water Resources ETF
	Expiration: March 2012, Exercise Price: $16.00	775	143,375
PHO 120317P00017000	PowerShares Water Resources ETF
	Expiration: March 2012, Exercise Price: $17.00	300	74,250
			427,688
	Machinery Manufacturing
ITT 120121P00040000	ITT Corporation
	Expiration: January 2012, Exercise Price: $40.00	36	10,710
ITT 120121P00052500	ITT Corporation
	Expiration: January 2012, Exercise Price: $52.50	40	42,000
LNN 120317P00045000	Lindsay Corporation
	Expiration: March 2012, Exercise Price: $45.00	50	23,250
PLL 120317P00040000	Pall Corporation
	Expiration: March 2012, Exercise Price: $40.00	205	85,075
PLL 120317P00045000	Pall Corporation
	Expiration: March 2012, Exercise Price: $45.00	25	16,875
			177,910
	Professional, Scientific, and Technical Services
ACM 120317P00017500	AECOM Technology Corp.
	Expiration: March 2012, Exercise Price: $17.50	150	31,800
ACM 120317P00020000	AECOM Technology Corp.
	Expiration: March 2012, Exercise Price: $20.00	20	7,100
URS 111022P00040000	URS Corporation
	Expiration: October 2011, Exercise Price: $40.00	63	61,425
URS 120121P00040000	URS Corporation
	Expiration: January 2012, Exercise Price: $40.00	90	90,450
			190,775
	Utilities
CDZI 120218P00010000	Cadiz Inc.
	Expiration: February 2012, Exercise Price: $10.00	125	34,375
PICO 120121P00025000	PICO Holdings, Inc.
	Expiration: January 2012, Exercise Price: $25.00	335	162,475
PICO 120121P00030000	PICO Holdings, Inc.
	Expiration: January 2012, Exercise Price: $30.00	70	65,800
VE 111022P00030000	Veolia Environnement - ADR
	Expiration: October 2011, Exercise Price: $30.00	97	146,955
VE 120121P00015000	Veolia Environnement - ADR
	Expiration: January 2012, Exercise Price: $15.00	40	8,400
VE 120121P00025000	Veolia Environnement - ADR
	Expiration: January 2012, Exercise Price: $25.00	25	26,000
			444,005
	Waste Management and Remediation Services
WM 120121P00032500	Waste Management, Inc.
	Expiration: January 2012, Exercise Price: $32.50	200	55,000

	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($638,614))		$1,486,478

ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

	(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:

	Cost of investments	$11,970,585
	Gross unrealized appreciation		380,781
	Gross unrealized depreciation		(1,308,685)
	Net unrealized depreciation	$(927,904)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2011

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may
	include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,
	default rates and similar data.
	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions
	about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1		Level 2	Level 3	Total
Common Stocks	$2,095,689	^	$—	$—	$2,095,689
Convertible Bonds	—		2,979,956	—	2,979,956
Corporate Bonds	—		4,559,484	—	4,559,484
Warrants	—		4,800	—	4,800
Short-Term Investments	371,873		—	—	371,873
Investments Purchased with the Cash
Proceeds from Securities Lending	1,030,879		—	—	1,030,879
Total Investments in Securities	$3,498,441		$7,544,240	$—	$11,042,681

Put Options Written	$—		$(1,486,478)	$—	$(1,486,478)
^ See Portfolio of Investments for breakout of common stocks by industry classification.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

For the period ended September 30, 2011, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.
Transfers between levels are recognized at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2011

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of September 30, 2011:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
			Written option
Written Options		—	contracts, at value	$1,486,478
Total		$—		$1,486,478

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - September 30, 2011 (Unaudited)

		Principal
Identifier	CONVERTIBLE BONDS - 35.01%	Amount	Value
	Computer and Electronic Product Manufacturing - 0.47%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035	$100,000	$95,500
	Holding Company - 6.74%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	1,480,000	1,374,624
	Mining (Except Oil and Gas) - 2.29%
B1L2S29	SXR Uranium
	4.250%, 12/31/2011	500,000	466,981
	Nonmetallic Mineral Product Manufacturing - 8.29%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired 7/06/2011 through 7/27/2011 at $1,846,797#*^
		1,870,000	1,692,350
	Oil and Gas Extraction - 12.11%
B4MT4X3	Arcan Resources
	6.250%, 02/28/2016	740,000	688,590
	Chesapeake Energy Corp.
165167BW6	2.750%, 11/15/2035#	100,000	104,000
165167CB1	2.250%, 12/15/2038#	1,965,000	1,677,619
			2,470,209
	Performing Arts, Spectator Sports, and Related Industries - 3.54%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#	800,000	722,000
	Professional, Scientific, and Technical Services - 0.48%
159864AB3	Charles River Laboratories International, Inc.
	2.250%, 06/15/2013	100,000	98,750
	Real Estate - 1.09%
029169AA7	American Real Estate
	4.000%, 08/15/2013, Acquired 6/24/2011 at $48,130*	50,000	46,440
10112RAK0	Boston Properties LP
	2.875%, 02/15/2037	100,000	100,875
345550AH0	Forest City Enterprises, Inc.
	3.625%, 10/15/2011	75,000	75,000
			222,315
	TOTAL CONVERTIBLE BONDS
	(cost $7,527,549 )		7,142,729

	CORPORATE BONDS - 32.22%
	Administrative and Support Services - 1.64%
	Corrections Corp. of America
22025YAJ9	6.750%, 01/31/2014	100,000	101,000
22025YAK6	7.750%, 06/01/2017	220,000	233,475
			334,475
	Ambulatory Health Care Services - 4.29%
23918KAL2	Davita, Inc.
	6.375%, 11/01/2018#	910,000	875,875
	Chemical Manufacturing - 1.19%
785583AC9	Sabine Pass LNG L P
	7.250%, 11/30/2013 ^	250,000	243,125
	Mining (except Oil and Gas) - 9.01%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017#	1,500,000	1,575,000
704549AH7	Peabody Energy Corp.
	6.500%, 09/15/2020	250,000	264,063
			1,839,063
	Oil and Gas Extraction - 4.94%
	Harvest Operations Corp.
41754WAE1	7.250%, 09/30/2013	200,000	192,270
41754WAJ0	7.500%, 05/31/2015#	830,000	815,822
			1,008,092
	Real Estate - 5.25%
779273AF8	Rouse Co.
	7.200%, 09/15/2012	273,000	281,190
	The Rouse Company LP
U77928AA4	6.750%, 05/01/2013	200,000	202,250
779273AG6	5.375%, 11/26/2013	590,000	587,050
			1,070,490
	Satellite Telecommunications - 0.49%
27876GAQ1	EchoStar DBS Corp.
	6.375%, 10/01/2011	100,000	100,000
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.36%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015	67,000	74,059
	Utilities - 5.05%
13134YAD9	Calpine Construction Finance Company, L.P.
	8.000%, 06/01/2016, Acquired 10/25/2010 through 6/08/2011 at $1,074,857 *#	1,000,000	1,030,000
	TOTAL CORPORATE BONDS
	(cost $6,794,993 )		6,575,179

	MUNICIPAL BONDS - 7.70%
	Air Transportation - 7.70%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025#	2,000,000	897,600
105459AC5	6.000%, 07/01/2037#	1,500,000	673,200

	TOTAL MUNICIPAL BONDS
	(cost $1,887,240 )		1,570,800

	SHORT-TERM INVESTMENTS - 0.88%
	Commercial Paper - 0.87
	US Bank NA
026822018	0.020%, 10/03/2011	178,000	178,000

	Money Market Funds - 0.01%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% (b)
		868	868
	TOTAL SHORT-TERM INVESTMENTS
	(cost $178,868 )		178,868

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.89%
	Investment Companies - 5.89%
	Mount Vernon Securities Lending Trust-
	Prime Portfolio, 0.20%b	1,202,450	1,202,450
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $1,202,450 )		1,202,450

	TOTAL INVESTMENTS - 81.70%		$16,670,026
	(cost $17,591,100)(a)

Percentages are stated as a percent of net assets.

^	- This security or a portion of this security was out on loan at September 30, 2011. Total loaned securities had a market value of $1,155,754 at September 30, 2011.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2011.
*	- Restricted Security restricted to institutional investors (144A Securities).

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - September 30, 2011 (Unaudited)
		Contracts
Identifier	PUT OPTIONS WRITTEN	(100 Shares per Contract)	Value
	Administrative and Support Services
EXPE 120121P00015000	Expedia, Inc.
	Expiration: January 2012, Exercise Price: $15.00	30	$600
EXPE 120121P00024000	Expedia, Inc.
	Expiration: January 2012, Exercise Price: $24.00	19	3,515
EXPE 130119P00025000	Expedia, Inc.
	Expiration: January 2013, Exercise Price: $25.00	45	20,025
			24,140
	Amusement, Gambling, and Recreation Industries
LVS 120121P00030000	Las Vegas Sands Corp.
	Expiration: January 2012, Exercise Price: $30.00	8	1,920
LVS 120121P00035000	Las Vegas Sands Corp.
	Expiration: January 2012, Exercise Price: $35.00	3	1,170
DIS 120121P00035000	The Walt Disney Company
	Expiration: January 2012, Exercise Price: $35.00	36	20,880
DIS 120121P00036000	The Walt Disney Company
	Expiration: January 2012, Exercise Price: $36.00	13	8,807
DIS 130119P00030000	The Walt Disney Company
	Expiration: January 2013, Exercise Price: $30.00	15	7,500
			40,277
	Asset Management
BLK 111022P00175000	BlackRock, Inc.
	Expiration: October 2011, Exercise Price: $175.00	3	8,175
BLK 120121P00170000	BlackRock, Inc.
	Expiration: January 2012, Exercise Price: $170.00	3	8,760
BAM 120317P00025000	Brookfield Asset Management Inc. - Class A
	Expiration: March 2012, Exercise Price: $25.00	30	4,725
BAM 120317P00030000	Brookfield Asset Management Inc. - Class A
	Expiration: March 2012, Exercise Price: $30.00	20	7,800
EV 111119P00030000	Eaton Vance Corp.
	Expiration: November 2011, Exercise Price: $30.00	22	16,170
FII 111022P00022500	Federated Investors, Inc. - Class B
	Expiration: October 2011, Exercise Price: $22.50	10	4,900
FII 111022P00025000	Federated Investors, Inc. - Class B
	Expiration: October 2011, Exercise Price: $25.00	20	14,500
FII 120121P00020000	Federated Investors, Inc. - Class B
	Expiration: January 2012, Exercise Price: $20.00	28	9,170
FII 120121P00022500	Federated Investors, Inc. - Class B
	Expiration: January 2012, Exercise Price: $22.50	20	10,600
BEN 120121P00105000	Franklin Resources, Inc.
	Expiration: January 2012, Exercise Price: $105.00	7	11,620
BEN 120121P00110000	Franklin Resources, Inc.
	Expiration: January 2012, Exercise Price: $110.00	5	9,825
IVZ 111022P00022500	Invesco Limited
	Expiration: October 2011, Exercise Price: $22.50	46	31,280
IVZ 120121P00020000	Invesco Limited
	Expiration: January 2012, Exercise Price: $20.00	25	12,625
LM 120121P00030000	Legg Mason, Inc.
	Expiration: January 2012, Exercise Price: $30.00	35	20,825
LM 120218P00030000	Legg Mason, Inc.
	Expiration: February 2012, Exercise Price: $30.00	16	10,160
LM 130119P00025000	Legg Mason, Inc.
	Expiration: January 2013, Exercise Price: $25.00	10	5,500
TROW 120121P00050000	T. Rowe Price Group, Inc.
	Expiration: January 2012, Exercise Price: $50.00	30	20,400
GROW 111217P00007500	U.S. Global Investors, Inc. - Class A
	Expiration: December 2011, Exercise Price: $7.50	20	2,500
			209,535
	Beverage and Tobacco Product Manufacturing
DEO 120121P00075000	Diageo plc - ADR
	Expiration: January 2012, Exercise Price: $75.00	15	6,750
DEO 120421P00075000	Diageo plc - ADR
	Expiration: April 2012, Exercise Price: $75.00	10	6,400
			13,150
	Broadcasting (except Internet)
DISCA 111022P00035000	Discovery Communications Inc. - Class A
	Expiration: October 2011, Exercise Price: $35.00	28	1,960
TV 120121P00020000	Grupo Televisa S.A.
	Expiration: January 2012, Exercise Price: $20.00	95	25,650
			27,610
	Building Material and Garden Equipment and Supplies Dealers
SHW 120121P00070000	The Sherwin-Williams Company
	Expiration: January 2012, Exercise Price: $70.00	2	810
SHW 120121P00075000	The Sherwin-Williams Company
	Expiration: January 2012, Exercise Price: $75.00	26	15,080
SHW 130119P00070000	The Sherwin-Williams Company
	Expiration: January 2013, Exercise Price: $70.00	7	6,055
			21,945
	Chemical Manufacturing
CCJ 120121P00022500	Cameco Corporation
	Expiration: January 2012, Exercise Price: $22.50	17	8,500
CCJ 120121P00025000	Cameco Corporation
	Expiration: January 2012, Exercise Price: $25.00	30	21,300
CCJ 120121P00030000	Cameco Corporation
	Expiration: January 2012, Exercise Price: $30.00	7	8,260
CCJ 120121P00035000	Cameco Corporation
	Expiration: January 2012, Exercise Price: $35.00	6	10,440
EL 130119P00080000	The Estee Lauder Companies Inc. - Class A
	Expiration: January 2013, Exercise Price: $80.00	27	33,615
LYB 120121P00033000	LyondellBasell Industries NV - Class A
	Expiration: January 2012, Exercise Price: $33.00	30	29,700
NVS 120121P00050000	Novartis AG - ADR
	Expiration: January 2012, Exercise Price: $50.00	15	2,400
SNY 120317P00035000	Sanofi-Aventis - ADR
	Expiration: March 2012, Exercise Price: $35.00	14	6,230
SIAL 111022P00060000	Sigma-Aldrich Corp.
	Expiration: October 2011, Exercise Price: $60.00	14	2,520
SIAL 120121P00060000	Sigma-Aldrich Corp.
	Expiration: January 2012, Exercise Price: $60.00	20	9,500
			132,465
	Computer and Electronic Product Manufacturing
COL 111022P00055000	Rockwell Collins, Inc.
	Expiration: October 2011, Exercise Price: $55.00	5	1,680
COL 120121P00050000	Rockwell Collins, Inc.
	Expiration: January 2012, Exercise Price: $50.00	50	20,000
			21,680
	Couriers and Messengers
FDX 120121P00075000	FedEx Corp.
	Expiration: January 2012, Exercise Price: $75.00	2	1,940
FDX 120121P00080000	FedEx Corp.
	Expiration: January 2012, Exercise Price: $80.00	7	9,765
FDX 120121P00085000	FedEx Corp.
	Expiration: January 2012, Exercise Price: $85.00	2	3,440
FDX 130119P00075000	FedEx Corp.
	Expiration: January 2013, Exercise Price: $75.00	13	20,345
UPS 120121P00065000	United Parcel Service - Class B
	Expiration: January 2012, Exercise Price: $65.00	10	5,150
UPS 120121P00067500	United Parcel Service - Class B
	Expiration: January 2012, Exercise Price: $67.50	8	5,240
UPS 130119P00060000	United Parcel Service - Class B
	Expiration: January 2013, Exercise Price: $60.00	12	9,900
UPS 130119P00065000	United Parcel Service - Class B
	Expiration: January 2013, Exercise Price: $65.00	12	12,870
			68,650
	Credit Intermediation and Related Activities
AXP 120121P00040000	American Express Company
	Expiration: January 2012, Exercise Price: $40.00	15	3,975
AXP 130119P00045000	American Express Company
	Expiration: January 2013, Exercise Price: $45.00	18	15,390
NLY 120121P00015000	Annaly Capital Management Inc.
	Expiration: January 2012, Exercise Price: $15.00	43	2,881
NLY 130119P00015000	Annaly Capital Management Inc.
	Expiration: January 2013, Exercise Price: $15.00	65	17,485
BAC 120121P00010000	Bank Of America Corporation
	Expiration: January 2012, Exercise Price: $10.00	30	12,000
BAC 120121P00012500	Bank Of America Corporation
	Expiration: January 2012, Exercise Price: $12.50	84	53,760
BAC 120218P00010000	Bank Of America Corporation
	Expiration: February 2012, Exercise Price: $10.00	26	10,595
BAC 120519P00010000	Bank Of America Corporation
	Expiration: May 2012, Exercise Price: $10.00	40	16,600
BK 120121P00025000	The Bank Of New York Mellon Corp.
	Expiration: January 2012, Exercise Price: $25.00	36	24,390
BK 130119P00020000	The Bank Of New York Mellon Corp.
	Expiration: January 2013, Exercise Price: $20.00	30	14,700
EWBC 111022P00020000	East West Bancorp, Inc.
	Expiration: October 2011, Exercise Price: $20.00	8	3,840
FIS 120121P00025000	Fidelity National Information Services, Inc.
	Expiration: January 2012, Exercise Price: $25.00	6	1,431
MTB 120121P00065000	M&T Bank Corporation
	Expiration: January 2012, Exercise Price: $65.00	6	3,120
MTB 120121P00075000	M&T Bank Corporation
	Expiration: January 2012, Exercise Price: $75.00	3	3,045
MTB 120121P00080000	M&T Bank Corporation
	Expiration: January 2012, Exercise Price: $80.00	7	9,240
MTB 130119P00085000	M&T Bank Corporation
	Expiration: January 2013, Exercise Price: $85.00	6	14,130
NTRS 120121P00045000	Northern Trust Corp.
	Expiration: January 2012, Exercise Price: $45.00	28	29,260
NTRS 120121P00050000	Northern Trust Corp.
	Expiration: January 2012, Exercise Price: $50.00	8	12,360
STT 120121P00040000	State Street Corporation
	Expiration: January 2012, Exercise Price: $40.00	36	32,220
STI 120121P00021000	SunTrust Banks, Inc.
	Expiration: January 2012, Exercise Price: $21.00	15	6,562
STI 120121P00025000	SunTrust Banks, Inc.
	Expiration: January 2012, Exercise Price: $25.00	15	11,025
USB 120121P00022500	U.S. Bancorp
	Expiration: January 2012, Exercise Price: $22.50	36	7,308
USB 120121P00024000	U.S. Bancorp
	Expiration: January 2012, Exercise Price: $24.00	10	2,550
USB 120121P00025000	U.S. Bancorp
	Expiration: January 2012, Exercise Price: $25.00	8	2,640
USB 130119P00020000	U.S. Bancorp
	Expiration: January 2013, Exercise Price: $20.00	40	13,000
			323,507
	Data Processing, Hosting and Related Services
GOOG 120121P00520000	Google Inc.
	Expiration: January 2012, Exercise Price: $520.00	2	9,834

	Data Processor
V 120121P00065000	Visa, Inc. - Class A
	Expiration: January 2012, Exercise Price: $65.00	10	2,240
V 120121P00070000	Visa, Inc. - Class A
	Expiration: January 2012, Exercise Price: $70.00	14	4,410
			6,650
	Defense
CACI 111217P00052500	CACI International Inc. - Class A
	Expiration: December 2011, Exercise Price: $52.50	25	12,500
CACI 111217P00057500	CACI International Inc. - Class A
	Expiration: December 2011, Exercise Price: $57.50	6	5,100
NOC 130119P00055000	Northrop Grumman Corporation
	Expiration: January 2013, Exercise Price: $55.00	22	23,210
			40,810
	Depository Credit Intermediation
HDB 111022P00030000	HDFC Bank Ltd. - ADR
	Expiration: October 2011, Exercise Price: $30.00	15	3,150
HDB 111022P00031000	HDFC Bank Ltd. - ADR
	Expiration: October 2011, Exercise Price: $31.00	10	2,675
HDB 120121P00031000	HDFC Bank Ltd. - ADR
	Expiration: January 2012, Exercise Price: $31.00	10	3,850
			9,675
	Equity Fund
UTH 111119P00102000	Utilities HOLDRs Trust
	Expiration: November 2011, Exercise Price: $102.00	3	780
UTH 120218P00100000	Utilities HOLDRs Trust
	Expiration: February 2012, Exercise Price: $100.00	5	2,050
			2,830
	Fabricated Metal Product Manufacturing
CMC 111217P00014000	Commercial Metals Company
	Expiration: December 2011, Exercise Price: $14.00	50	23,250
CMC 120317P00010000	Commercial Metals Company
	Expiration: March 2012, Exercise Price: $10.00	32	5,920
CMC 120317P00011000	Commercial Metals Company
	Expiration: March 2012, Exercise Price: $11.00	60	15,150
FO 120121P00050000	Fortune Brands, Inc.
	Expiration: January 2012, Exercise Price: $50.00	7	1,925
			46,245
	Food Manufacturing
ADM 120121P00025000	Archer-Daniels-Midland Company
	Expiration: January 2012, Exercise Price: $25.00	13	3,185
ADM 120121P00028000	Archer-Daniels-Midland Company
	Expiration: January 2012, Exercise Price: $28.00	11	4,785
ADM 120121P00030000	Archer-Daniels-Midland Company
	Expiration: January 2012, Exercise Price: $30.00	33	19,388
BG 120121P00050000	Bunge Limited
	Expiration: January 2012, Exercise Price: $50.00	3	720
BG 120121P00060000	Bunge Limited
	Expiration: January 2012, Exercise Price: $60.00	14	8,820
BG 120121P00065000	Bunge Limited
	Expiration: January 2012, Exercise Price: $65.00	5	4,675
BG 130119P00065000	Bunge Limited
	Expiration: January 2013, Exercise Price: $65.00	6	8,640
CAG 120121P00020000	ConAgra Foods, Inc.
	Expiration: January 2012, Exercise Price: $20.00	9	405
CAG 120121P00022500	ConAgra Foods, Inc.
	Expiration: January 2012, Exercise Price: $22.50	46	4,600
CAG 120121P00024000	ConAgra Foods, Inc.
	Expiration: January 2012, Exercise Price: $24.00	20	3,150
DF 130119P00007500	Dean Foods Company
	Expiration: January 2013, Exercise Price: $7.50	40	6,000
UN 111119P00030000	Unilever NV
	Expiration: November 2011, Exercise Price: $30.00	20	1,800
UN 120218P00030000	Unilever NV
	Expiration: February 2012, Exercise Price: $30.00	75	13,500
			79,668
	General Merchandise Stores
SHLD 120121P00060000	Sears Holdings Corporation
	Expiration: January 2012, Exercise Price: $60.00	24	29,760
SHLD 130119P00055000	Sears Holdings Corporation
	Expiration: January 2013, Exercise Price: $55.00	12	24,150
			53,910
	Holding Company
BRKB 120121P00070000	Berkshire Hathaway Inc. - Class B
	Expiration: January 2012, Exercise Price: $70.00	27	13,500
BRKB 120121P00072500	Berkshire Hathaway Inc. - Class B
	Expiration: January 2012, Exercise Price: $72.50	4	2,180
BRKB 130119P00070000	Berkshire Hathaway Inc. - Class B
	Expiration: January 2013, Exercise Price: $70.00	10	9,300
LUK 120121P00025000	Leucadia National Corporation
	Expiration: January 2012, Exercise Price: $25.00	10	4,200
LUK 120121P00030000	Leucadia National Corporation
	Expiration: January 2012, Exercise Price: $30.00	10	7,500
LUK 120317P00025000	Leucadia National Corporation
	Expiration: March 2012, Exercise Price: $25.00	30	13,200
			49,880
	Insurance Carriers and Related Activities
AIG 120121P00028000	American International Group, Inc.
	Expiration: January 2012, Exercise Price: $28.00	10	6,825
AIG 120121P00030000	American International Group, Inc.
	Expiration: January 2012, Exercise Price: $30.00	35	29,750
AIG 120218P00028000	American International Group, Inc.
	Expiration: February 2012, Exercise Price: $28.00	12	8,490
AIG 130119P00025000	American International Group, Inc.
	Expiration: January 2013, Exercise Price: $25.00	25	17,937
LFC 120121P00047500	China Life Insurance Co., Limited - ADR
	Expiration: January 2012, Exercise Price: $47.50	4	4,800
LFC 130119P00035000	China Life Insurance Co., Limited - ADR
	Expiration: January 2013, Exercise Price: $35.00	32	21,440
FNF 111217P00015000	Fidelity National Financial, Inc. - Class A
	Expiration: December 2011, Exercise Price: $15.00	5	513
L 111217P00040000	Loews Corporation
	Expiration: December 2011, Exercise Price: $40.00	12	7,020
L 120317P00035000	Loews Corporation
	Expiration: March 2012, Exercise Price: $35.00	14	4,760
MMC 120121P00027500	Marsh & McLennan Companies, Inc.
	Expiration: January 2012, Exercise Price: $27.50	58	15,225
PGR 120121P00020000	The Progressive Corporation
	Expiration: January 2012, Exercise Price: $20.00	51	13,898
PGR 120218P00020000	The Progressive Corporation
	Expiration: February 2012, Exercise Price: $20.00	25	7,625
			138,283
	Machinery Manufacturing
LNN 111217P00060000	Lindsay Corporation
	Expiration: December 2011, Exercise Price: $60.00	5	4,400

	Management of Companies and Enterprises
JPM 120317P00038000	JPMorgan Chase & Co.
	Expiration: March 2012, Exercise Price: $38.00	46	41,400
GS 120121P00130000	The Goldman Sachs Group, Inc.
	Expiration: January 2012, Exercise Price: $130.00	6	21,258
GS 120121P00140000	The Goldman Sachs Group, Inc.
	Expiration: January 2012, Exercise Price: $140.00	1	4,625
GS 120121P00150000	The Goldman Sachs Group, Inc.
	Expiration: January 2012, Exercise Price: $150.00	5	27,090
			94,373
	Medical Equipment and Supplies Manufacturing
BDX 111217P00080000	Becton, Dickinson and Company
	Expiration: December 2011, Exercise Price: $80.00	6	4,770

	Merchant Wholesalers, Nondurable Goods
TAP 111022P00045000	Molson Coors Brewing Company - Class B
	Expiration: October 2011, Exercise Price: $45.00	20	10,900
TAP 120121P00040000	Molson Coors Brewing Company - Class B
	Expiration: January 2012, Exercise Price: $40.00	30	9,300
			20,200
	Mining (except Oil and Gas)
ABX 120121P00040000	Barrick Gold Corporation
	Expiration: January 2012, Exercise Price: $40.00	9	1,962
ABX 120121P00045000	Barrick Gold Corporation
	Expiration: January 2012, Exercise Price: $45.00	10	4,050
ABX 120121P00050000	Barrick Gold Corporation
	Expiration: January 2012, Exercise Price: $50.00	7	4,445
ABX 130119P00040000	Barrick Gold Corporation
	Expiration: January 2013, Exercise Price: $40.00	12	7,020
GGP1 120121P00015000	Greatland Gold Plc
	Expiration: January 2012, Exercise Price: $15.00	24	2,976
HWD 111119P00012500	Harry Winston Diamond Corporation
	Expiration: November 2011, Exercise Price: $12.50	52	13,130
HWD 120218P00012500	Harry Winston Diamond Corporation
	Expiration: February 2012, Exercise Price: $12.50	110	32,450
NEM 120121P00045000	Newmont Mining Corporation
	Expiration: January 2012, Exercise Price: $45.00	5	575
NEM 120121P00050000	Newmont Mining Corporation
	Expiration: January 2012, Exercise Price: $50.00	5	955
NEM 120121P00052500	Newmont Mining Corporation
	Expiration: January 2012, Exercise Price: $52.50	20	4,760
RIO 120121P00060000	Rio Tinto PLC - ADR
	Expiration: January 2012, Exercise Price: $60.00	19	31,445
RIO 130119P00060000	Rio Tinto PLC - ADR
	Expiration: January 2013, Exercise Price: $60.00	12	25,140
VALE 130119P00025000	Vale SA
	Expiration: January 2013, Exercise Price: $25.00	80	50,800
			179,708
	Miscellaneous Manufacturing
IGT 120121P00015000	International Game Technology
	Expiration: January 2012, Exercise Price: $15.00	74	14,430
IGT 130119P00012500	International Game Technology
	Expiration: January 2013, Exercise Price: $12.50	47	10,223
			24,653
	Motion Picture and Sound Recording Industries
DWA 111217P00020000	DreamWorks Animation SKG, Inc. - Class A
	Expiration: December 2011, Exercise Price: $20.00	58	16,820
DWA 111217P00022500	DreamWorks Animation SKG, Inc. - Class A
	Expiration: December 2011, Exercise Price: $22.50	20	8,400
DWA 120317P00020000	DreamWorks Animation SKG, Inc. - Class A
	Expiration: March 2012, Exercise Price: $20.00	40	13,200
NWS 120121P00015000	News Corporation
	Expiration: January 2012, Exercise Price: $15.00	30	4,200
NWS 120121P00016000	News Corporation
	Expiration: January 2012, Exercise Price: $16.00	125	23,125
			65,745
	Non-Store Retailers
AMZN 120121P00160000	Amazon.com, Inc.
	Expiration: January 2012, Exercise Price: $160.00	2	1,280
AMZN 120121P00165000	Amazon.com, Inc.
	Expiration: January 2012, Exercise Price: $165.00	2	1,360
AMZN 120121P00170000	Amazon.com, Inc.
	Expiration: January 2012, Exercise Price: $170.00	2	1,720
EBAY 120121P00020000	eBay, Inc.
	Expiration: January 2012, Exercise Price: $20.00	5	320
EBAY 120121P00025000	eBay, Inc.
	Expiration: January 2012, Exercise Price: $25.00	35	5,967
BID 120121P00035000	Sotheby's
	Expiration: January 2012, Exercise Price: $35.00	35	32,025
			42,672
	Oil and Gas and Consumable Fuels
SNP 120121P00090000	China Petroleum and Chemical Corporation - ADR
	Expiration: January 2012, Exercise Price: $90.00	11	6,270
PTR 120121P00105000	PetroChina Company Limited - ADR
	Expiration: January 2012, Exercise Price: $105.00	2	940
PTR 120121P00120000	PetroChina Company Limited - ADR
	Expiration: January 2012, Exercise Price: $120.00	2	1,950
PTR 130119P00125000	PetroChina Company Limited - ADR
	Expiration: January 2013, Exercise Price: $125.00	8	18,880
			28,040
	Oil and Gas Extraction
CNQ 120121P00035000	Canadian Natural Resources Ltd.
	Expiration: January 2012, Exercise Price: $35.00	10	7,100
CNQ 120121P00037500	Canadian Natural Resources Ltd.
	Expiration: January 2012, Exercise Price: $37.50	16	14,480
CNQ 120121P00040000	Canadian Natural Resources Ltd.
	Expiration: January 2012, Exercise Price: $40.00	12	13,500
CEO 111217P00190000	CNOOC Limited - ADR
	Expiration: December 2011, Exercise Price: $190.00	2	6,730
CEO 111217P00200000	CNOOC Limited - ADR
	Expiration: December 2011, Exercise Price: $200.00	3	12,585
CEO 120317P00170000	CNOOC Limited - ADR
	Expiration: March 2012, Exercise Price: $170.00	8	20,280
CEO 120317P00175000	CNOOC Limited - ADR
	Expiration: March 2012, Exercise Price: $175.00	2	5,560
ECA 120121P00029000	Encana Corporation
	Expiration: January 2012, Exercise Price: $29.00	17	17,255
ECA 120121P00030000	EnCana Corporation
	Expiration: January 2012, Exercise Price: $30.00	41	45,100
ECA 130119P00025000	Encana Corporation
	Expiration: January 2013, Exercise Price: $25.00	13	10,699
IMO 111119P00040000	Imperial Oil Ltd.
	Expiration: November 2011, Exercise Price: $40.00	10	4,675
IMO 111119P00045000	Imperial Oil Ltd.
	Expiration: November 2011, Exercise Price: $45.00	8	7,240
IMO 120218P00040000	Imperial Oil Ltd.
	Expiration: February 2012, Exercise Price: $40.00	28	16,660
NXY 111217P00020000	Nexen Inc.
	Expiration: December 2011, Exercise Price: $20.00	40	18,800
PBR 120121P00030000	Petroleo Brasileiro S.A. - ADR
	Expiration: January 2012, Exercise Price: $30.00	47	36,190
PBR 130119P00035000	Petroleo Brasileiro S.A. - ADR
	Expiration: January 2013, Exercise Price: $35.00	8	11,000
SD 130119P00007500	SandRidge Energy Inc.
	Expiration: January 2013, Exercise Price: $7.50	100	32,750
SSL 111217P00045000	Sasol Ltd. - ADR
	Expiration: December 2011, Exercise Price: $45.00	12	8,160
SSL 120317P00045000	Sasol Ltd. - ADR
	Expiration: March 2012, Exercise Price: $45.00	20	17,200
STO 111022P00025000	StatoilHydro ASA - ADR
	Expiration: October 2011, Exercise Price: $25.00	16	5,440
STO 120121P00022500	StatoilHydro ASA - ADR
	Expiration: January 2012, Exercise Price: $22.50	60	14,400
SU 120121P00035000	Suncor Energy, Inc.
	Expiration: January 2012, Exercise Price: $35.00	83	83,830
TOT 120121P00045000	Total SA - ADR
	Expiration: January 2012, Exercise Price: $45.00	5	2,250
TOT 120121P00050000	Total SA - ADR
	Expiration: January 2012, Exercise Price: $50.00	37	29,600
			441,484
	Performing Arts, Spectator Sports, and Related Industries
LYV 120121P00010000	Live Nation Entertainment, Inc.
	Expiration: January 2012, Exercise Price: $10.00	100	24,000

	Pharmaceutical and Biotechnology
BIIB 120121P00065000	Biogen Idec Inc.
	Expiration: January 2012, Exercise Price: $65.00	6	990

	Pipeline Transportation
WMB 130119P00020000	The Williams Companies, Inc.
	Expiration: January 2013, Exercise Price: $20.00	80	24,320

	Professional, Scientific, and Technical Services
ADP 120121P00045000	Automatic Data Processing, Inc.
	Expiration: January 2012, Exercise Price: $45.00	20	4,400
ADP 130119P00050000	Automatic Data Processing, Inc.
	Expiration: January 2013, Exercise Price: $50.00	16	13,040
CRL 111119P00035000	Charles River Laboratories International, Inc.
	Expiration: November 2011, Exercise Price: $35.00	13	8,255
CRL 120218P00030000	Charles River Laboratories International, Inc.
	Expiration: February 2012, Exercise Price: $30.00	53	19,080
FCN 120121P00030000	FTI Consulting, Inc.
	Expiration: January 2012, Exercise Price: $30.00	12	960
			45,735
	Rail Transportation
CP 111217P00055000	Canadian Pacific Railway Limited
	Expiration: December 2011, Exercise Price: $55.00	7	5,145
CP 111217P00060000	Canadian Pacific Railway Limited
	Expiration: December 2011, Exercise Price: $60.00	5	5,875
CP 120317P00055000	Canadian Pacific Railway Limited
	Expiration: March 2012, Exercise Price: $55.00	28	24,780
CSX 120121P00019170	CSX Corp.
	Expiration: January 2012, Exercise Price: $19.17	21	4,305
CSX 120121P00020000	CSX Corp.
	Expiration: January 2012, Exercise Price: $20.00	15	3,900
CSX 120121P00022500	CSX Corp.
	Expiration: January 2012, Exercise Price: $22.50	9	3,690
NSC 120121P00050000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $50.00	6	1,260
NSC 120121P00055000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $55.00	4	1,280
NSC 120121P00060000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $60.00	3	1,605
NSC 120121P00065000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $65.00	7	5,530
UNP 120121P00072500	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $72.50	2	840
UNP 120121P00080000	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $80.00	1	707
UNP 120121P00085000	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $85.00	7	6,230
UNP 120121P00087500	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $87.50	5	5,463
UNP 130119P00090000	Union Pacific Corporation
	Expiration: January 2013, Exercise Price: $90.00	4	7,750
			78,360
	Real Estate
CBG 111217P00021000	CB Richard Ellis Group, Inc. - Class A
	Expiration: December 2011, Exercise Price: $21.00	30	21,750
CBG 111217P00023000	CB Richard Ellis Group, Inc. - Class A
	Expiration: December 2011, Exercise Price: $23.00	15	13,800
CBG 120317P00020000	CB Richard Ellis Group, Inc. - Class A
	Expiration: March 2012, Exercise Price: $20.00	50	33,500
GGP 120121P00012500	General Growth Properties, Inc.
	Expiration: January 2012, Exercise Price: $12.50	20	3,520
GGP 120121P00015000	General Growth Properties, Inc.
	Expiration: January 2012, Exercise Price: $15.00	40	14,100
EWJ 120121P00010000	iShares MSCI Japan Index Fund
	Expiration: January 2012, Exercise Price: $10.00	130	12,025
JLL 111217P00090000	Jones Lang LaSalle Incorporated
	Expiration: December 2011, Exercise Price: $90.00	3	11,535
JLL 120317P00070000	Jones Lang LaSalle Incorporated
	Expiration: March 2012, Exercise Price: $70.00	25	50,625
JLL 120317P00080000	Jones Lang LaSalle Incorporated
	Expiration: March 2012, Exercise Price: $80.00	6	17,460
PSA 111217P00095000	Public Storage
	Expiration: December 2011, Exercise Price: $95.00	3	975
PSA 111217P00105000	Public Storage
	Expiration: December 2011, Exercise Price: $105.00	2	1,160
JOE 120121P00022500	The St. Joe Company
	Expiration: January 2012, Exercise Price: $22.50	10	8,500
XLU 120121P00030000	Utilities Select Sector SPDR Fund
	Expiration: January 2012, Exercise Price: $30.00	30	2,370
XLU 120121P00031000	Utilities Select Sector SPDR Fund
	Expiration: January 2012, Exercise Price: $31.00	35	3,623
XLU 130119P00030000	Utilities Select Sector SPDR Fund
	Expiration: January 2013, Exercise Price: $30.00	30	7,650
VNO 130119P00080000	Vornado Realty Trust
	Expiration: January 2013, Exercise Price: $80.00	33	60,225
			262,818
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
AB 120121P00017500	AllianceBernstein Holding LP
	Expiration: January 2012, Exercise Price: $17.50	45	23,625
CBOE 120121P00025000	CBOE Holdings Inc.
	Expiration: January 2012, Exercise Price: $25.00	47	12,925
CBOE 120317P00025000	CBOE Holdings Inc.
	Expiration: March 2012, Exercise Price: $25.00	12	3,840
SCHW 120121P00015000	The Charles Schwab Corporation
	Expiration: January 2012, Exercise Price: $15.00	12	4,680
SCHW 120121P00017500	The Charles Schwab Corporation
	Expiration: January 2012, Exercise Price: $17.50	52	31,720
SCHW 130119P00012500	The Charles Schwab Corporation
	Expiration: January 2013, Exercise Price: $12.50	55	17,050
SCHW 130119P00015000	The Charles Schwab Corporation
	Expiration: January 2013, Exercise Price: $15.00	50	24,250
CME 120121P00260000	CME Group Inc.
	Expiration: January 2012, Exercise Price: $260.00	2	6,390
CME 120121P00270000	CME Group Inc.
	Expiration: January 2012, Exercise Price: $270.00	3	11,385
CME 120121P00280000	CME Group Inc.
	Expiration: January 2012, Exercise Price: $280.00	3	12,600
GHL 111217P00050000	Greenhill & Co., Inc.
	Expiration: December 2011, Exercise Price: $50.00	26	56,680
			205,145
	Support Activities for Transportation
ASR 111217P00055000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR
	Expiration: December 2011, Exercise Price: $55.00	8	5,360
ASR 120317P00050000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR
	Expiration: March 2012, Exercise Price: $50.00	12	6,180
			11,540
	Telecommunications
VOD 130119P00022500	Vodafone Group Plc - ADR
	Expiration: January 2013, Exercise Price: $22.50	45	12,060
VOD 130119P00025000	Vodafone Group Plc - ADR
	Expiration: January 2013, Exercise Price: $25.00	25	9,900
			21,960
	Transportation Equipment Manufacturing
BA 120218P00070000	Boeing Co.
	Expiration: February 2012, Exercise Price: $70.00	22	27,610
OSK 120121P00029000	Oshkosh Corporation
	Expiration: January 2012, Exercise Price: $29.00	45	58,950
OSK 130119P00025000	Oshkosh Corporation
	Expiration: January 2013, Exercise Price: $25.00	40	44,200
TM 120121P00070000	Toyota Motor Corporation - ADR
	Expiration: January 2012, Exercise Price: $70.00	8	4,280
TM 120121P00080000	Toyota Motor Corporation - ADR
	Expiration: January 2012, Exercise Price: $80.00	11	14,108
TM 130119P00070000	Toyota Motor Corporation - ADR
	Expiration: January 2013, Exercise Price: $70.00	7	7,665
			156,813
	U.S. Equity Exchanges
NDAQ 120121P00017500	The NASDAQ OMX Group, Inc.
	Expiration: January 2012, Exercise Price: $17.50	10	950
NDAQ 120121P00020000	The NASDAQ OMX Group, Inc.
	Expiration: January 2012, Exercise Price: $20.00	28	4,410
NDAQ 120121P00022500	The NASDAQ OMX Group, Inc.
	Expiration: January 2012, Exercise Price: $22.50	20	5,050
NYX 120121P00025000	NYSE Euronext
	Expiration: January 2012, Exercise Price: $25.00	12	4,380
NYX 120121P00030000	NYSE Euronext
	Expiration: January 2012, Exercise Price: $30.00	10	7,500
			22,290
	Utilities
CPN 120121P00012500	Calpine Corp.
	Expiration: January 2012, Exercise Price: $12.50	30	2,625
CPN 120121P00015000	Calpine Corp.
	Expiration: January 2012, Exercise Price: $15.00	54	10,665
SBS 111022P00045000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR
	Expiration: October 2011, Exercise Price: $45.00	4	680
FE 120121P00035000	FirstEnergy Corp.
	Expiration: January 2012, Exercise Price: $35.00	20	1,200
FE 120421P00039000	FirstEnergy Corp.
	Expiration: April 2012, Exercise Price: $39.00	10	2,075
GEN 120218P00004000	GenOn Energy, Inc.
	Expiration: February 2012, Exercise Price: $4.00	125	16,250
GXP 111217P00020000	Great Plains Energy Incorporated
	Expiration: December 2011, Exercise Price: $20.00	25	3,312
HNP 111119P00022500	Huaneng Power International, Inc. - ADR
	Expiration: November 2011, Exercise Price: $22.50	12	6,660
HNP 120218P00020000	Huaneng Power International, Inc. - ADR
	Expiration: February 2012, Exercise Price: $20.00	82	25,830
KEP 120317P00010000	Korea Electric Power Corporation - ADR
	Expiration: March 2012, Exercise Price: $10.00	30	5,400
NGG 120317P00045000	National Grid PLC - ADR
	Expiration: March 2012, Exercise Price: $45.00	10	1,900
NRG 130119P00020000	NRG Energy, Inc.
	Expiration: January 2013, Exercise Price: $20.00	75	21,937
POM 120218P00017500	Pepco Holdings, Inc.
	Expiration: February 2012, Exercise Price: $17.50	15	975
PICO 111022P00025000	PICO Holdings, Inc.
	Expiration: October 2011, Exercise Price: $25.00	10	4,400
PICO 111022P00030000	PICO Holdings, Inc.
	Expiration: October 2011, Exercise Price: $30.00	10	9,350
PICO 120121P00025000	PICO Holdings, Inc.
	Expiration: January 2012, Exercise Price: $25.00	30	14,550
VE 111022P00030000	Veolia Environnement - ADR
	Expiration: October 2011, Exercise Price: $30.00	2	3,030
VE 120121P00025000	Veolia Environnement - ADR
	Expiration: January 2012, Exercise Price: $25.00	46	47,840
VE 120421P00015000	Veolia Environnement - ADR
	Expiration: April 2012, Exercise Price: $15.00	54	14,445
			193,124
	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($1,567,434)		$3,273,884

ADR	- American Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at September 30, 2011 was as follows@:

	Cost of investments	$17,603,784.00
	Gross unrealized appreciation		45,272
	Gross unrealized depreciation		(979,030)
	Net unrealized depreciation	$(933,758)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

	Summary of Fair Value Exposure at September 30, 2011

	Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may
	include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,
	default rates and similar data.
	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions
	about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,
	whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
	To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more
	judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value
	hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value
	measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$7,142,729	$—	$7,142,729
Corporate Bonds	—	7,162,229	—	7,162,229
Municipal Bonds	—	1,570,800	—	1,570,800
Short-Term Investments	178,868	—	—	178,868
Investments Purchased with the Cash
Proceeds from Securities Lending	1,202,450	—	—	1,202,450
Total Investments in Securities	$1,381,318	$15,875,758	$—	$17,257,076

Put Options Written	$—	$(3,273,884)	$—	$(3,273,884)

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.
For the period ended September 30, 2011, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.
Transfers between levels are recognized at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2011

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of September 30, 2011:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Written Options			Written option
		—	contracts, at value	$(3,273,884)
Total		$—		$(3,273,884)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*       /s/ Peter B. Doyle
 Peter B. Doyle, President

Date   11/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Peter B. Doyle
Peter B. Doyle, President

Date   11/23/2011

By (Signature and Title)*    /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date   11/15/2011

* Print the name and title of each signing officer under his or her signature.